TAXES	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
TAXES

Note 12 — TAXES

Taxes payable consisted of the following:

	As of June 30,
	2026	2025
Individual income taxes payable	28,289	23,273
Income tax payable	16,631	28,326
Total taxes payable	$44,920	$51,599

Cayman

The Company and Gamehaus Inc. are incorporated in the Cayman Islands and are not subject to income taxes under the current laws of the Cayman Islands.

BVI

Joypub is incorporated in the BVI and is not subject to income taxes under the current laws of the BVI.

Singapore

Gamehaus SG is incorporated in Singapore and is subject to Singapore Corporate Tax. Nil pretax income was generated in Singapore for the years ended June 30, 2026, 2025 and 2024.

Hong Kong

Gamehaus HK, Gamepromo, and Dataverse are companies registered in Hong Kong and are subject to the following corporate income tax rate: the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law, the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.Starting from the tax year ended November 28, 2024, Haohan CQ is qualified as a High and New Technology Enterprise (“HNTE”) and is subject to a favorable income tax rate of 15%. Haohan CQ’s HNTE certification is valid for three years starting from November 2024 and subject to renew. In accordance with the implementation rules of the Income Tax Law of the PRC, enterprises newly established in the Western Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in West area” shall be subject to a favorable income tax rate of 15% from January 1, 2021 to December 31, 2030. Haohan CQ and Fanfengjian CQ are established in the Western Development Zone and they are subject to a favorable income tax rate of 15% to December 31, 2030. Ruojintang and Octopus Cat are eligible for the preferential tax policies as small-scale taxpayers for the year ended June 30, 2026. As small-scale taxpayers, 25% of the annual taxable income of RMB 3 million or less will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%, which is essentially resulting in a favorable income tax rate of 5%. This preferential treatment is effective until December 31, 2027. The Company’s remaining subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision were as follows:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expenses	$(18,540)	$(165,590)	$(130,307)
Total	$(18,540)	$(165,590)	$(130,307)

ii)	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:

	As of June 30,
	2026	2025
Deferred tax assets:
Provision for credit losses	$20,713	$20,267
Net operating loss carried forward	10,095,271	10,336,667
Deferred tax asset for net operating loss carried forward	2,523,818	1,750,527
Total deferred tax assets	2,527,236	1,753,872
Less: valuation allowance	(2,527,236)	(1,753,872)
Deferred tax assets, net of valuation allowance	$-	$-

The change in valuation allowance for the years ended June 30, 2026, 2025, and 2024 amounted to positive $773,364, positive $599,806 and positive $414,719, respectively.

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC mainland statutory rate is as follows:

	For the Years Ended June 30,
	2026	2025	2024
Income before income tax expenses	$3,870,585	$3,985,403	$8,721,068
Computed income tax expenses with statutory tax rate	967,647	997,115	2,180,267
Differential income tax rates applicable to certain entities	(1,152,726)	(341,814)	(1,080,231)
Additional deduction for research and development expenses	(128,854)	(188,840)	(509,024
Tax-exempted loss (income)	205,790	(534,074)	(1,011,906)
Tax effect of permanent difference	56,880	(2,335)	45,625
Effect of temporary differences	-	-	90,895
Changes in valuation allowance	69,803	235,538	414,681
Current income tax expenses (benefits)	$18,540	$165,590	$130,307

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. As of June 30, 2026, the tax years ended December 31, 2023 through December 31, 2025 for the Company’s PRC subsidiaries, remain open for statutory examination by PRC tax authorities.

As of June 30, 2026 and 2025, the Company had net operating loss carryforwards of approximately $10,095,271 and $10,336,667, respectively, which arose from the Company’s subsidiaries in the PRC. As of June 30, 2026 and 2025, deferred tax assets from the net operating loss carryforwards amounted to $2,523,818 and $1,750,527, respectively. The Company recorded valuation allowances of $2,527,236 and $1,753,872 as of June 30, 2026 and 2025, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of June 30, 2026, net operating loss carryforwards were expected to expire, if unused, in the following amounts:

2026	$1,456,302
2027	836,938
2028	5,878,620
2029	1,891,941
2030	31,470
Total	$10,095,271